Recent Changes in Accounting Standards Recent Changes in Accounting Standards	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Recent Changes in Accounting Standards
Recent Changes in Accounting Standards
New accounting standards adopted in the year
The Company has adopted three new and revised standards, effective January 1, 2018. This note explains the impact of the adoption of IFRS 9 Financial Instruments, IFRS 15 Revenue from Contracts with Customers and IFRS 2 Share based payment on the Company’s financial statements that have been applied from January 1, 2018, where they are different to those applied in the prior period.

•	IFRS 9 Financial Instruments
The adoption of IFRS 9 Financial Instruments using the modified retrospective approach on January 1, 2018 (the date of initial application of IFRS 9) results in a change in accounting policy. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated. The reclassification of financial assets have therefore been recognized in the opening balance sheet on January 1, 2018. The new standard introduces expanded disclosure requirements and changes in presentation, these have minimally impacted the nature and extent of the Company's disclosures. IFRS 9 is a three-part standard to replace IAS 39 Financial Instruments: Recognition and Measurement, addressing new requirements for (i) classification and measurement, (ii) impairment, and (iii) hedge accounting.
Classification and measurement
On January 1, 2018 the Company has assessed which business models apply to the financial assets held by the Company and has classified its financial instruments into the appropriate IFRS 9 categories. There was no impact to the financial liabilities held by the Company.
Cash and cash equivalents, short term investments and accounts receivable are recorded initially at fair value and subsequently at amortized cost using the effective interest method less any provisions for impairment.
The impact to short term investments due to the classification of these assets in accordance with IFRS 9 is outlined below:

	Short term investments	Accumulated other comprehensive loss
Balance at December 31, 2017 – IAS 39	7,833	883
Reclassify investments from available-for-sale to amortized cost	78	(78)
Balance at January 1, 2018 – IFRS 9	7,911	805

The investments held at December 31, 2017 were reclassified from available for sale to amortized cost. At January 1, 2018, the date of initial application, the Company's business model is to hold investments for collection of contractual cash flows, and the cash flows represent solely payments of principal and interest on the principal amount. The fair value loss of $78,000 would have otherwise been recognized in other comprehensive income (OCI) had the short term investments not been reclassified to amortized cost.
There was no impact to cash and cash equivalents and accounts receivable resulting from the adoption of IFRS 9.
Impairment of financial assets
The new impairment model requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. The Company has a nominal amount of accounts receivable, therefore, the change in impairment methodology due to the new standard does not have a significant impact on the financial statements. The Company's cash and cash equivalents and short term investments are also subject to the impairment requirements of IFRS 9, the identified impairment loss is not material.
Hedge Accounting
The Company had not entered into any hedges as at December 31, 2017 and has not undertaken hedging activities in the year ended December 31, 2018 therefore the hedge accounting section standard is not applicable to the Company at this time and does not have an impact on the financial statements.

•	IFRS 15 Revenues from Contracts with Customers
The adoption of IFRS 15 Revenue from Contracts with customers using the modified retrospective and the completed contract practical expedient approaches on January 1, 2018 (the date of initial application of IFRS 15) does result in a change in accounting policy. However, the adoption did not have a material impact on the financial statements, and as a result the 2017 comparatives are not required to be restated. The new standard replaces IAS 18, Revenue, IAS 11 Construction Contracts, and other interpretive guidance associated with revenue recognition. IFRS 15 provides a single model to determine how and when an entity should recognize revenue, as well as requiring entities to provide more informative, relevant disclosures in respect of its revenue recognition criteria.
The modified retrospective approach results in the cumulative effect, if any, of adoption being recognized at the date of initial application. The Company currently has no product sales or significant sources of revenue, therefore there is no effect upon initial application.

•	IFRS 2 Share based payments
In June, 2016, the IASB issued final amendments to IFRS 2, clarifying how to account for certain types of share based payment transactions. These amendments, which were developed through the IFRS Interpretations Committee, provide requirements on the accounting for: (i) the effect of vesting and non-vesting conditions on the measurement of cash-settled share based payments; (ii) share-based payment transactions with a net settlement feature for withholding tax obligations; and (iii) a modification to the terms and conditions of a share-based payment that changes the classifications of the transaction from cash-settled to equity-settled. The Company has evaluated the impact of these amendments and as a result have determined that there is no required change to the Company's accounting policy related to Share based payments, and therefore no changes to the consolidated financial statements are required.

New accounting standard not yet adopted

The following standard is effective for annual periods beginning on or after January 1, 2019 and has not been applied in preparing these annual consolidated financial statements.

•	IFRS 16 Leases
In January, 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Under IAS 17, lessees were required to make a distinction between a finance lease and an operating lease. IFRS 16 now requires lessees to recognize a lease liability reflecting future lease payments and a right-of-use asset for virtually all lease contracts. There is an optional exemption for certain short-term leases and leases of low-value assets; however, this exemption can only be applied by lessees. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier adoption if IFRS 15 is also applied. Aurinia has elected to adopt IFRS 16 effective January 1, 2019.

At the date of adoption of IFRS 16, Aurinia will recognize a lease liability and right-of-use asset. The lease liability will be measured at the present value of the future lease payments during the lease term which is estimated to be an average of three years at the date of adoption, discounted using incremental borrowing rates which, in most instances, will be an average interest rate on borrowings for companies comparable to the Company. The right-of-use asset will be initially calculated at an amount equal to the initial value of the lease liability adjusted as required under the standard for specific items. The right-of-use asset is expected to be amortized using the straight-line method from the date of adoption to the end of the lease term. Interest on the lease liability will be calculated using the effective interest method with rent payments reducing the liability. As a result of these changes, there will be a increase in 2019 to interest expense and amortization, and a reduction in Corporate, administration and business development expenses (note 13) on the Statement of Operations and Comprehensive Loss due to the decrease in rent expense. To date, management has identified two facility lease agreements that will have an impact on the consolidated financial statements. As at the reporting date, the non-cancelable commitment related to these two leases is $800,000 (note 20). Management is assessing and quantifying the potential financial impact that the adoption will have on the Company's consolidated financial statements. Management is also currently reviewing Aurinia's non-facility related contracts and agreements to determine whether any of the agreements will impact the Company's consolidated financial statements. The company will be ready to report under IFRS 16 in its first quarter financial statements in 2019.